Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank using the valuation methods and assumptions described above. The fair values disclosed do not include non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	2020		2019
As at October 31 ($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$76,460	$76,460	$46,720	$46,720
Trading assets	117,839	117,839	127,488	127,488
Securities purchased under resale agreements and securities borrowed	119,747	119,747	131,178	131,178
Derivative financial instruments	45,065	45,065	38,119	38,119
Investment securities – FVOCI and FVTPL	79,745	79,745	60,514	60,514
Investment securities – amortized cost	32,129	31,644	22,000	21,845
Loans	612,368	603,263	600,155	592,483
Customers’ liability under acceptances	14,228	14,228	13,896	13,896
Other financial assets	12,700	12,700	15,142	15,142
Liabilities:
Deposits	755,395	750,838	735,270	733,390
Financial instruments designated at fair value through profit or loss	18,899	18,899	12,235	12,235
Acceptances	14,305	14,305	13,901	13,901
Obligations related to securities sold short	31,902	31,902	30,404	30,404
Derivative financial instruments	42,247	42,247	40,222	40,222
Obligations related to securities sold under repurchase agreements and securities lent	137,763	137,763	124,083	124,083
Subordinated debentures	7,827	7,405	7,553	7,252
Other financial liabilities	43,776	42,660	38,338	37,713

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy of instruments carried at fair value on a recurring basis and of instruments not carried at fair value.

	2020				2019
As at October 31 ($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$1,181	$–	$1,181	$–	$3,709	$–	$3,709
Trading assets
Loans	–	8,352	–	8,352	–	13,829	–	13,829
Canadian federal government and government guaranteed debt	9,154	3,882	–	13,036	9,345	1,828	–	11,173
Canadian provincial and municipal debt	–	9,320	–	9,320	–	7,615	–	7,615
US treasury and other US agencies’ debt	5,182	–	–	5,182	8,604	–	–	8,604
Other foreign governments’ debt	9,230	3,415	–	12,645	6,058	3,224	–	9,282
Corporate and other debt	–	10,570	18	10,588	–	10,523	17	10,540
Income funds	121	–	–	121	73	–	–	73
Equity securities	57,078	361	–	57,439	65,215	161	1	65,377
Other (2)	1,156	–	–	1,156	995	–	–	995
	$81,921	$37,081	$18	$119,020	$90,290	$40,889	$18	$131,197

Investment securities (3)
Canadian federal government and government guaranteed debt	$1,728	$15,100	$–	$16,828	$8,464	$3,917	$–	$12,381
Canadian provincial and municipal debt	93	17,454	–	17,547	197	3,044	–	3,241
US treasury and other US agencies’ debt	11,930	1,299	–	13,229	16,117	3,772	–	19,889
Other foreign governments’ debt	14,101	13,798	23	27,922	10,973	9,608	30	20,611
Corporate and other debt	265	850	23	1,138	230	1,784	21	2,035
Equity securities	1,954	263	864	3,081	1,204	284	869	2,357
	$30,071	$48,764	$910	$79,745	$37,185	$22,409	$920	$60,514
Derivative financial instruments
Interest rate contracts	$–	$21,013	$4	$21,017	$–	$16,621	$15	$16,636
Foreign exchange and gold contracts	–	17,943	–	17,943	8	17,309	–	17,317
Equity contracts	290	2,655	3	2,948	599	1,394	2	1,995
Credit contracts	–	480	–	480	–	406	–	406
Commodity contracts	–	2,677	–	2,677	6	1,759	–	1,765
	$290	$44,768	$7	$45,065	$613	$37,489	$17	$38,119
Liabilities:
Deposits (4)	$–	$73	$–	$73	$–	$144	$–	$144
Financial liabilities designated at fair value through profit or loss	–	18,899	–	18,899	–	12,235	–	12,235
Obligations related to securities sold short	25,584	6,318	–	31,902	26,669	3,735	–	30,404

Derivative financial instruments
Interest rate contracts	–	16,937	17	16,954	–	13,867	71	13,938
Foreign exchange and gold contracts	–	19,511	–	19,511	–	20,350	–	20,350
Equity contracts	599	2,133	2	2,734	530	2,557	6	3,093
Credit contracts	–	53	–	53	–	38	–	38
Commodity contracts	–	2,995	–	2,995	–	2,803	–	2,803
	$599	$41,629	$19	$42,247	$530	$39,615	$77	$40,222

Instruments not carried at fair value (5) :
Assets:
Investment securities – amortized cost	$4,946	$26,864	$319	$32,129	$5,495	$16,377	$128	$22,000
Loans (6)	–	–	374,767	374,767	–	–	351,832	351,832

Liabilities:
Deposits (6)	–	307,457	–	307,457	–	318,091	–	318,091
Subordinated debentures	–	7,827	–	7,827	–	7,553	–	7,553
Other liabilities	–	26,831	–	26,831	–	23,141	–	23,141

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $31,644 (October 31, 2019 – $21,845).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.
(5)	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
(6)	Represents fixed rate instruments.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2020.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at October 31, 2020
($ millions)	Fair value November 1 2019	Gains/(losses) recorded in income	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2020	Change in unrealized gains/(losses) recorded in income for instruments still held (1)
Precious metals	$–	$1	$–	$23	$(24)	$–	$–	$–
	–	1	–	23	(24)	–	–	–
Trading assets
Loans	–	1	–	22	(23)	–	–	–
Corporate and other debt	17	5	–	–	(4)	–	18	5
Equity securities	1	–	–	–	(1)	–	–	–
	18	6	–	22	(28)	–	18	5

Investment securities
Other foreign governments’ debt	30	–	(2)	–	(5)	–	23	n/a
Corporate and other debt	21	–	(2)	4	–	–	23	–
Equity securities	869	13	11	253	(254)	(28)	864	13
	920	13	7	257	(259)	(28)	910	13

Derivative financial instruments – assets
Interest rate contracts	15	(1)	–	14	(1)	(23)	4	(1)
Equity contracts	2	2	–	1	–	(2)	3	2	(2)

Derivative financial instruments – liabilities
Interest rate contracts	(71)	8	–	(30)	31	45	(17)	8	(3)
Equity contracts	(6)	5	–	(6)	2	3	(2)	5	(2)
	(60)	14	–	(21)	32	23	(12)	14
Total	$878	$34	$7	$281	$(279)	$(5)	$916	$32

(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2019.

	As at October 31, 2019
($ millions)	Fair value November 1 2018	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2019
Precious metals	$16	$–	$–	$25	$(41)	$–	$–
Trading assets	18	2	–	2	(8)	4	18
Investment securities	770	43	38	277	(174)	(34)	920
Derivative financial instruments	41	(61)	–	(35)	(1)	(4)	(60)

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3
The table below sets out information about significant unobservable inputs used in measuring financial instruments categorized as Level 3 in the fair value hierarchy.

	Valuation technique	Significant unobservable inputs	Range of estimates for unobservable inputs (1)	Changes in fair value from reasonably possible alternatives ($ millions)

Investment securities		General Partner valuations

Private equity securities (2)	Market comparable	per financial statements	97%	(36)/36
		Capitalization rate	3%

Derivative financial instruments

Interest rate contracts	Option pricing	Interest rate	36% - 146%	(2)/2
	model	volatility

Equity contracts	Option pricing	Equity volatility	2% - 188%	(7)/7
	model	Single stock correlation	(65)% - 98%

(1)	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.
(2)
The valuation of private equity securities utilizes net asset values as reported by fund managers. Net asset values are not considered observable as the Bank cannot redeem these instruments at such values. The range for net asset values per unit or price per share has not been disclosed for these instruments since the valuations are not model-based.